SCHEDULE OF FAIR VALUE OF OPTION GRANTED USING VALUATION ASSUMPTIONS (Details) - $ / shares	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Exercise price	$ 2.79	$ 4.80
Expected term	10 years	5 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value of option	$ 2.30	$ 3.92	$ 0.47	$ 2.27
Expected forfeiture (attrition) rate	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	3.85%	4.06%
Expected volatility	117.10%	113.90%
Minimum [Member]
Exercise price			$ 0.45	$ 2.40
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			2.20%	0.34%
Expected term				2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			71.00%	106.60%
Fair value of option			$ 0.36	$ 1.19
Maximum [Member]
Exercise price			$ 2.27	$ 3.98
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			4.40%	2.32%
Expected term				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			121.20%	129.90%
Fair value of option			$ 1.995	$ 3.52